Income and other taxes - Schedule of Income and Other Taxes by Geography (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax [Line Items]
Income tax expense	$ 243,894	$ 265,402
Mali
Income Tax [Line Items]
Income tax expense	195,917	216,560
Philippines
Income Tax [Line Items]
Income tax expense	13,453	(5,044)
Namibia
Income Tax [Line Items]
Income tax expense	28,496	45,773
Other
Income Tax [Line Items]
Income tax expense	$ 6,028	$ 8,113